SENIOR SECURED CONVERTIBLE CREDIT FACILITY (Details Narrative) - USD ($)				1 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended		24 Months Ended
	Sep. 14, 2020	Aug. 12, 2019	Jul. 12, 2019	Dec. 17, 2020	Nov. 20, 2020	Sep. 16, 2020	Mar. 27, 2020	Oct. 29, 2019	Jun. 29, 2019	Mar. 22, 2019	Dec. 25, 2021	Dec. 26, 2020	Dec. 25, 2021	Dec. 26, 2020	Jun. 26, 2021	Jun. 27, 2020	Jul. 12, 2021	Aug. 17, 2021	Jul. 02, 2020	Oct. 03, 2018
Line of Credit Facility [Line Items]
Financing fees											$ 1,502,000	$ 1,387,000	$ 4,329,000	$ 4,790,000
Loss on Extinguishment of Debt												$ 944,000	(10,234,000)	$ 11,073,000
Principal amount											$ 113,600		$ 113,600						$ 83,123,000	$ 77,675,000
Share price											$ 0.23		$ 0.23
Medmen Enterprises Inc. [Member]
Line of Credit Facility [Line Items]
Secured convertible notes															$ 6,723,954
Description of Note							The Convertible Facility will bear interest from their date of issue at LIBOR plus 6.0% per annum. During the first twelve months, interest may be paid-in-kind (“PIK”) at the Company’s option such that any amount of PIK interest will be added to the outstanding principal of the Convertible Facility. The Company shall have the right after the first year, to prepay the outstanding principal amount of the Convertible Facility prior to maturity, in whole or in part, upon payment of 105% of the principal amount in the second year and 103% of the principal amount thereafter. The Notes (including all accrued interest and fees thereon) will be convertible, at the option of the holder, into Subordinate Voting Shares at any time prior to the close of business on the last business day immediately preceding the Maturity Date.
Fair value of warrant issued															799,949
Loss on Extinguishment of Debt															16,142,113	$ 43,800,931
Incremental advance							$ 100,000,000
Incremental replacement warrants issued, amount							135,000,000
Loss on extinguishment of debt							10,706,883
Convertible notes															$ 32,744,770
Warrants exercisable, per share															$ 0.34
Warrants exercise price						$ 0.20									0.60
Share price															0.33
Medmen Enterprises Inc. [Member] | Senior Secured Credit Facility [Member] | Warrants 3 [Member]
Line of Credit Facility [Line Items]
Warrants exercisable, per share															$ 0.16
Medmen Enterprises Inc. [Member] | November One Two Zero Two Zero [Member]
Line of Credit Facility [Line Items]
Amount of borrowing under convertible facility															$ 8,000,000
Medmen Enterprises Inc. [Member] | G G P [Member]
Line of Credit Facility [Line Items]
Loss on Extinguishment of Debt															10,129,655
Medmen Enterprises Inc. [Member] | Tranche One [Member]
Line of Credit Facility [Line Items]
Warrant Issued										10,086,066
Exercise price										$ 3.72
Additional Warrant Issued										42,913,752
Exercise price of additional warrant issued										$ 4.29
Fair value of warrant issued									$ 7,548,720
Financing fees									$ 2,276,757
Issuance of subordinate voting share, shares									1,748,251
Issuance of subordinate voting share, amount									$ 3,979,119
Withdrawal of money															$ 165,000,000	$ 150,000,000
Medmen Enterprises Inc. [Member] | Tranche Three [Member]
Line of Credit Facility [Line Items]
Warrant Issued																	3,708,772
Exercise price			$ 3.16
Exercise price of additional warrant issued			$ 1.17
Withdrawal of money		$ 50,000,000						$ 10,000,000
Warrants exercise price					$ 0.17
Medmen Enterprises Inc. [Member] | Tranche Four [Member]
Line of Credit Facility [Line Items]
Warrant Issued															2,160,507
Withdrawal of money		$ 75,000,000					$ 150,000,000	$ 115,000,000
Shares Issued for Debt Issuance Costs															$ 937,127
Conversion price															$ 47,100,000
Description Of Amendments							The maximum funding capacity under the Convertible Facility, as amended on March 27, 2020 is $285,000,000 of which $135,000,000 had been drawn down in prior tranches. The final $25,000,000 is subject to acceptance by the Company.
Warrants exercise price				$ 0.18											$ 0.16
Advance in amount															Upon funding of the Tranche 4 Advance in the amount of $12,500,000 on March 27, 2020, the Company issued 48,076,923 Warrants with an exercise price of $0.26, representing 100% coverage of the Tranche 4 Advance. Additionally, in accordance with the Third Amendment, the Company cancelled 2,700,628 of the 21,605,061 Existing Warrants issued under Tranche 1, Tranche 2 and Tranche 3 and reissued 32,451,923 Replacement Warrants with an exercise price per share equal to $0.26. Upon funding of the Tranche 4 Advance on March 27, 2020, the conversion price for $20,499,657 of the convertible notes, representing 12.5% of each under Tranche 1, Tranche 2 and Tranche 3 was amended to $0.26 per Subordinate Voting Share. Upon funding of the incremental advance in the amount of $2,500,000 on April 24, 2020, the Company issued 9,615,385 warrants with an exercise price of $0.26. In addition, 540,128 Existing Warrants were cancelled and replaced with 6,490,385 warrants with an exercise price of $0.26 in accordance with the Third Amendment.
Principal amount															$ 168,100,000
Share price															$ 0.17
Warrant outstanding															16,800,000
Number of share exchanged															41,967,832
Medmen Enterprises Inc. [Member] | Tranche Two [Member]
Line of Credit Facility [Line Items]
Warrant Issued			2,967,708
Exercise price			$ 1.01
Exercise price of additional warrant issued			$ 3.65
Warrants exercise price						$ 0.17
Medmen Enterprises Inc. [Member] | M M C A N U S A [Member]
Line of Credit Facility [Line Items]
Secured convertible notes										$ 250,000,000
Proceeds from convertible debt										$ 100,000,000
Description of Note										All Notes will have a maturity date of 36 months from the Closing Date (the “Maturity Date”), with a 12-month extension feature available to the Company on certain conditions, including payment of an extension fee of 1.0% of the principal amount under the outstanding Notes. All Notes will bear interest from their date of issue at LIBOR plus 6.0% per annum. During the first 12 months, interest may be paid-in-kind (“PIK”) at the Company’s option such that any amount of PIK interest will be added to the outstanding principal of the Notes. The Company shall have the right after the first year, to prepay the outstanding principal amount of the Notes prior to maturity, in whole or in part, upon payment of 105% of the principal amount in the second year and 103% of the principal amount thereafter.
G G P [Member] | Medmen Enterprises Inc. [Member]
Line of Credit Facility [Line Items]
Secured convertible notes	$ 5,000,000						$ 187,500			$ 250,000,000
Description of Note	the conversion price for 5.0% of the existing Notes outstanding prior to Tranche 4 and Incremental Advance (including paid-in-kind interest accrued on such Notes), being 5.0% of an aggregate principal amount of $170,729,923, was amended to $0.20 per share. As consideration for the additional advance, the Company issued convertible notes as consideration for a $468,564 fee with a conversion price of $0.20 per share.						Company agreed to pay GGP 10% of the existing Notes outstanding prior to Tranche 4, including paid-in-kind interest accrued on such Notes (the “Existing Notes”), or $163,997,255, as a restatement fee (the “Restatement Fee”), of which the first 50% of the Restatement Fee was paid through the issuance of additional Notes in an aggregate principal amount equal to $8,199,863 at a conversion price of $0.26 (the “Restatement Fee Notes”). The remaining 50% of the Restatement Fee, or $8,199,863, will be due upon each Incremental Advance on a pro-rata basis of $87,500,000.			The Company may force the conversion of up to 75% of the then outstanding Notes if the volume weighted average price (“VWAP”) of the Subordinate Voting Shares (converted to U.S. dollars) is at least $8.00 for any 20 consecutive trading day period, at a conversion price per Subordinate Voting Share equal to $8.00. If 75% of the then outstanding Notes are converted by the Company, the term of the remaining 25% of the then outstanding Notes will be extended by 12 months (if such extended period is longer than the maturity date of such Notes), subject to an outside date of 48 months from the Closing Date
Warrant Issued	25,000,000
Exercise price		$ 2.95
Withdrawal of money		$ 125,000,000
Shares Issued for Debt Issuance Costs		$ 18,750,000
Conversion price		$ 1.28
Loss on Extinguishment of Debt		$ 31,816,659
Advance fees, percentage							1.50%
Cancelled Shares	1,080,255
Warrants replaced	16,875,001
S P V [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount																		$ 165,800,000